UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                     ---------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           --------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust/Fiduciary Asset Management Covered Call Fund
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                      MARKET
      SHARES                                                           VALUE
   ------------                                                    ------------
COMMON STOCKS+ - 99.7%
                  DIVERSIFIED FINANCIALS - 13.9%
    162,000       American Express Company                       $   8,336,520
    183,000       Citigroup Inc.                                     8,073,960
     77,000       Goldman Sachs Group, Inc.                          7,179,480
    475,000       MBNA Corp.                                        11,970,000
    215,500       Merrill Lynch & Company, Inc.                     10,714,660
    129,000       Wachovia Corp.                                     6,056,550
                                                                 ---------------
                                                                    52,331,170
                                                                 ---------------
                  CAPITAL GOODS - 11.6%
    113,600       Caterpillar, Inc.                                  9,139,120
     91,500       Emerson Electric Company                           5,662,935
     36,000       General Dynamics Corp.                             3,675,600
    327,500       General Electric Company                          10,997,450
    260,000       Tyco International Ltd.                            7,971,600
     67,000       United Technologies Corp.                          6,256,460
                                                                 ---------------
                                                                    43,703,165
                                                                 ---------------
                  HEALTH CARE EQUIPMENT & SERVICES - 8.9%
    230,500       Boston Scientific Corp.*                           9,157,765
     65,000       Medtronic Inc.                                     3,373,500
     64,000       Quest Diagnostics, Inc.                            5,646,080
    161,000       UnitedHealth Group, Inc.                          11,872,140
     47,000       Zimmer Holdings, Inc.*                             3,714,880
                                                                 ---------------
                                                                    33,764,365
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 7.0%
     85,500       ALLTEL Corp.                                       4,694,805
    137,000       Amdocs Ltd.*                                       2,990,710
    276,500       Nextel Communications, Inc., Class A*              6,591,760
    137,000       QUALCOMM, Inc.                                     5,348,480
    169,000       Verizon Communications, Inc.                       6,655,220
                                                                 ---------------
                                                                    26,280,975
                                                                 ---------------
                  RETAIL - 6.5%
     98,700       Best Buy Company, Inc.                             5,353,488
    116,000       CVS Corp.                                          4,887,080
     70,000       Lowe's Companies, Inc.                             3,804,500
    114,700       Nordstrom, Inc.                                    4,386,128
    160,500       The Home Depot, Inc.                               6,291,600
                                                                 ---------------
                                                                    24,722,796
                                                                 ---------------
                  SOFTWARE - 5.4%
    144,000       Computer Associates International, Inc.            3,787,200
    210,000       Electronic Arts, Inc.*                             9,657,900
     75,000       First Data Corp.                                   3,262,500
    180,000       PeopleSoft, Inc.*                                  3,573,000
                                                                 ---------------
                                                                    20,280,600
                                                                 ---------------
                  SEMICONDUCTORS &
                     SEMICONDUCTOR EQUIPMENT - 5.1%
    320,000       Applied Materials, Inc.*                           5,276,800
    134,000       Broadcom Corp., Class A*                           3,656,860
    278,000       Intel Corp.                                        5,576,680
    228,500       Texas Instruments, Inc.                            4,862,480
                                                                 ---------------
                                                                    19,372,820
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                            VALUE
   ------------                                                     ------------
COMMON STOCKS+ - (CONTINUED)
                  COMPUTERS & PERIPHERALS - 4.9%
    155,500       Apple Computer, Inc.*                          $   6,025,625
    176,500       Dell, Inc.*                                        6,283,400
    150,000       Hewlett-Packard Company                            2,812,500
    265,000       Micron Technology, Inc.*                           3,187,950
                                                                 ---------------
                                                                    18,309,475
                                                                 ---------------
                  CONSUMER DURABLES & APPAREL - 4.2%
    120,000       Centex Corp.                                       6,055,200
     79,200       Lennar Corp., Class A                              3,769,920
     78,000       NIKE, Inc., Class B                                6,146,400
                                                                 ---------------
                                                                    15,971,520
                                                                 ---------------
                  PHARMACEUTICALS & BIOTECHNOLOGY - 4.0%
     74,500       Amgen, Inc.*                                       4,222,660
     68,000       Genentech, Inc.*                                   3,564,560
    242,500       Pfizer, Inc.                                       7,420,500
                                                                 ---------------
                                                                    15,207,720
                                                                 ---------------
                  HOTELS, RESTAURANTS & LEISURE - 4.0%
     75,000       Harley-Davidson, Inc.                              4,458,000
     70,500       Harrah's Entertainment, Inc.                       3,735,090
    194,500       International Game Technology                      6,992,275
                                                                 ---------------
                                                                    15,185,365
                                                                 ---------------
                  ENERGY - 3.8%
    113,000       Apache Corp.                                       5,662,430
     69,500       Kinder Morgan, Inc.                                4,365,990
     76,500       Occidental Petroleum Corp.                         4,278,645
                                                                 ---------------
                                                                    14,307,065
                                                                 ---------------
                  INTERNET  SOFTWARE & SERVICES - 3.7%
    111,500       Amazon.com, Inc.*                                  4,555,890
     35,000       eBay, Inc.*                                        3,217,900
    112,500       Symantec Corp.*                                    6,174,000
                                                                 ---------------
                                                                    13,947,790
                                                                 ---------------
                  MATERIALS - 3.6%
    187,600       Alcoa, Inc.                                        6,301,484
     50,300       Phelps Dodge Corp.                                 4,629,109
     73,500       United States Steel Corp.                          2,765,070
                                                                 ---------------
                                                                    13,695,663
                                                                 ---------------
                  TRANSPORTATION - 3.1%
    134,900       FedEx Corp.                                       11,559,581
                                                                 ---------------
                  BANKS - 2.9%
    135,000       Bank of America Corp.                              5,849,550
    127,000       Washington Mutual, Inc.                            4,963,160
                                                                 ---------------
                                                                    10,812,710
                                                                 ---------------
                  INSURANCE - 2.8%
     89,500       American International Group, Inc.                 6,085,105
     69,000       MGIC Investment Corp.                              4,591,950
                                                                 ---------------
                                                                    10,677,055
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

                                                                       MARKET
      SHARES                                                            VALUE
   ------------                                                      -----------
COMMON STOCKS+ - (CONTINUED)
                  COMMUNICATIONS EQUIPMENT - 1.7%
    364,000       Cisco Systems, Inc.*                           $   6,588,400
                                                                 ---------------
                  MEDIA - 1.0%
     43,000       Gannett Company, Inc.                              3,601,680
                                                                 ---------------
                  COMMERCIAL SERVICES - 0.8%
     75,000       Automatic Data Processing, Inc.                    3,099,000
                                                                 ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
     95,000       Eastman Kodak Company                              3,060,900
                                                                 ---------------

                  TOTAL COMMON STOCKS                              376,479,815
                                                                 ---------------
                  (Cost $366,942,389)
    PRINCIPAL
      VALUE
   ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 3.7%
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.7%
$ 7,000,000       1.795%, 12/15/04++                                 6,973,820
  7,000,000       1.945%, 3/16/05++                                  6,934,802
                                                                 ---------------
                                                                    13,908,622
                                                                 ---------------

                  TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES       13,908,622
                                                                 ---------------
                  (Cost $13,911,043)

                  TOTAL INVESTMENTS - 103.4%                       390,388,437
                  (Cost $380,853,431)**

                  CALL OPTIONS WRITTEN - (5.2%)                    (19,614,615)
                  (Premiums received $18,065,657)

                  NET OTHER ASSETS & LIABILITIES - 1.8%              6,815,583
                                                                 ---------------
                  NET ASSETS - 100.0%                            $ 377,589,405
                                                                 ===============

--------------------------------------------------------------------------------
                 *   Non-income producing security.
                **   Aggregate cost for federal tax purposes.
                 +   Securities or partial securities on which call options
                     were written.
                ++   Rate represents annualized yield at date of purchase.

    NUMBER OF                                                         MARKET
    CONTRACTS                                                          VALUE
  ------------                                                      ------------
CALL OPTIONS WRITTEN - (5.2%)
                  Alcoa, Inc. Call
             350  @ 32.5 due Oct 04                              $     (50,750)
             905  @ 32.5 due Jan 05                                   (235,300)
             106  @ 35 due Jan 05                                      (13,780)
             515  @ 35 due Apr 05                                      (97,850)
                                                                 ---------------
                                                                      (397,680)
                                                                 ---------------
                  ALLTEL Corp. Call
             150  @ 55 due Oct 04                                       (7,500)
             480  @ 55 due Jan 05                                      (81,600)
             225  @ 60 due Apr 05                                      (14,625)
                                                                 ---------------
                                                                      (103,725)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                          MARKET
    CONTRACTS                                                           VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  Amazon.com, Inc. Call
             225  @ 42.5 due Nov 04                              $     (43,875)
             560  @ 40 due Jan 05                                     (240,800)
             330  @ 42.5 due Apr 05                                   (148,500)
                                                                 ---------------
                                                                      (433,175)
                                                                 ---------------
                  Amdocs Ltd. Call
             250  @ 22.5 due Oct 04                                     (5,000)
             590  @ 22.5 due Jan 05                                    (88,500)
             530  @ 25 due Apr 05                                      (63,600)
                                                                 ---------------
                                                                      (157,100)
                                                                 ---------------
                  American Express Company Call
             810  @ 50 due Jan 05                                     (226,800)
             810  @ 55 due Apr 05                                     (101,250)
                                                                 ---------------
                                                                      (328,050)
                                                                 ---------------
                  American International Group, Inc. Call
             175  @ 70 due Oct 04                                       (5,250)
             360  @ 70 due Nov 04                                      (37,800)
             360  @ 75 due Feb 05                                      (36,000)
                                                                 ---------------
                                                                       (79,050)
                                                                 ---------------
                  Amgen, Inc. Call
             120  @ 60 due Oct 04                                       (1,800)
             450  @ 60 due Jan 05                                      (78,750)
             175  @ 65 due Apr 05                                      (21,000)
                                                                 ---------------
                                                                      (101,550)
                                                                 ---------------
                  Apache Corp. Call
             225  @ 50 due Nov 04                                      (42,750)
             565  @ 45 due Jan 05                                     (350,300)
             340  @ 50 due Apr 05                                     (136,000)
                                                                 ---------------
                                                                      (529,050)
                                                                 ---------------
                  Apple Computer, Inc. Call
             300  @ 35 due Oct 04                                     (126,000)
             780  @ 37.5 due Jan 05                                   (343,200)
             475  @ 37.5 due Apr 05                                   (251,750)
                                                                 ---------------
                                                                      (720,950)
                                                                 ---------------
                  Applied Materials, Inc. Call
             640  @ 17.5 due Oct 04                                     (9,600)
           1,280  @ 17.5 due Jan 05                                   (121,600)
           1,280  @ 18 due Apr 05                                     (153,600)
                                                                 ---------------
                                                                      (284,800)
                                                                 ---------------
                  Automatic Data Processing, Inc. Call
             150  @ 42.5 due Nov 04                                    (11,250)
             300  @ 42.5 due Jan 05                                    (42,000)
             300  @ 45 due Feb 05                                      (25,500)
                                                                 ---------------
                                                                       (78,750)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)


    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  Bank of America Corp. Call
             270  @ 45 due Nov 04                                $      (9,450)
             540  @ 45 due Jan 05                                      (35,100)
             540  @ 45 due Feb 05                                      (45,900)
                                                                 ---------------
                                                                       (90,450)
                                                                 ---------------
                  Best Buy Company, Inc. Call
              97  @ 50 due Dec 04                                      (53,350)
             290  @ 55 due Dec 04                                      (71,050)
             300  @ 50 due Jan 05                                     (186,000)
             300  @ 55 due Jan 05                                      (96,000)
                                                                 ---------------
                                                                      (406,400)
                                                                 ---------------
                  Boston Scientific Corp. Call
             395  @ 37.5 due Nov 04                                   (122,450)
             955  @ 40 due Jan 05                                     (276,950)
             955  @ 40 due Feb 05                                     (305,600)
                                                                 ---------------
                                                                      (705,000)
                                                                 ---------------
                  Broadcom Corp. Call
             355  @ 27.5 due Nov 04                                    (74,550)
             315  @ 30 due Nov 04                                      (36,225)
             355  @ 30 due Jan 05                                      (81,650)
             315  @ 30 due Feb 05                                      (78,750)
                                                                 ---------------
                                                                      (271,175)
                                                                 ---------------
                  Caterpillar, Inc. Call
             336  @ 75 due Nov 04                                     (211,680)
             360  @ 75 due Jan 05                                     (288,000)
             440  @ 80 due Feb 05                                     (220,000)
                                                                 ---------------
                                                                      (719,680)
                                                                 ---------------
                  Centex Corp. Call
             100  @ 50 due Nov 04                                      (25,500)
             800  @ 50 due Jan 05                                     (272,000)
             300  @ 55 due Apr 05                                      (84,000)
                                                                 ---------------
                                                                      (381,500)
                                                                 ---------------
                  Cisco Systems, Inc. Call
             730  @ 20 due Oct 04                                       (3,650)
           1,820  @ 20 due Jan 05                                     (127,400)
           1,090  @ 22.5 due Apr 05                                    (43,600)
                                                                 ---------------
                                                                      (174,650)
                                                                 ---------------
                  Citigroup Inc. Call
             365  @ 47.5 due Dec 04                                    (10,950)
             825  @ 47.5 due Jan 05                                    (41,250)
             640  @ 50 due Mar 05                                      (22,400)
                                                                 ---------------
                                                                       (74,600)
                                                                 ---------------
                  Computer Associates International, Inc. Call
             290  @ 25 due Nov 04                                      (62,350)
             575  @ 25 due Jan 05                                     (158,125)
             575  @ 27.5 due Feb 05                                    (92,000)
                                                                 ---------------
                                                                      (312,475)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  CVS Corp. Call
             210  @ 40 due Nov 04                                $     (55,650)
             400  @ 40 due Jan 05                                     (136,000)
             400  @ 42.5 due Feb 05                                    (84,000)
             150  @ 45 due May 05                                      (33,750)
                                                                 ---------------
                                                                      (309,400)
                                                                 ---------------
                  Dell, Inc. Call
             355  @ 35 due Nov 04                                      (51,475)
             705  @ 37.5 due Jan 05                                    (59,925)
             705  @ 37.5 due Feb 05                                    (81,075)
                                                                 ---------------
                                                                      (192,475)
                                                                 ---------------
                  Eastman Kodak Company Call
             190  @ 30 due Oct 04                                      (44,650)
             475  @ 30 due Jan 05                                     (161,500)
             285  @ 32.5 due Apr 05                                    (71,250)
                                                                 ---------------
                                                                      (277,400)
                                                                 ---------------
                  eBay, Inc. Call
              70  @ 85 due Oct 04                                      (50,400)
             175  @ 85 due Jan 05                                     (201,250)
             105  @ 90 due Apr 05                                     (108,150)
                                                                 ---------------
                                                                      (359,800)
                                                                 ---------------
                  Electronic Arts, Inc. Call
             250  @ 50 due Oct 04                                       (2,500)
             150  @ 45 due Dec 04                                      (49,500)
             565  @ 50 due Dec 04                                      (70,625)
             450  @ 47.5 due Jan 05                                   (119,250)
             435  @ 52.5 due Jan 05                                    (45,675)
             250  @ 50 due Mar 05                                      (61,250)
                                                                 ---------------
                                                                      (348,800)
                                                                 ---------------
                  Emerson Electric Company Call
             185  @ 65 due Dec 04                                      (12,950)
             410  @ 65 due Jan 05                                      (45,100)
             320  @ 65 due Mar 05                                      (52,800)
                                                                 ---------------
                                                                      (110,850)
                                                                 ---------------
                  FedEx Corp. Call
             180  @ 85 due Oct 04                                      (27,000)
             899  @ 85 due Jan 05                                     (386,570)
             270  @ 90 due Apr 05                                      (91,800)
                                                                 ---------------
                                                                      (505,370)
                                                                 ---------------
                  First Data Corp. Call
             150  @ 42.5 due Nov 04                                    (27,750)
             300  @ 45 due Jan 05                                      (42,000)
             300  @ 45 due Feb 05                                      (52,500)
                                                                 ---------------
                                                                      (122,250)
                                                                 ---------------
                  Gannett Company, Inc. Call
              60  @ 85 due Oct 04                                       (2,400)
             120  @ 85 due Nov 04                                      (16,800)
             155  @ 85 due Jan 05                                      (34,100)
              95  @ 90 due Apr 05                                      (14,250)
                                                                 ---------------
                                                                       (67,550)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  Genentech, Inc. Call
             240  @ 50 due Dec 04                                $    (103,200)
             200  @ 55 due Dec 04                                      (40,000)
             240  @ 52.5 due Jan 05                                    (98,400)
                                                                 ---------------
                                                                      (241,600)
                                                                 ---------------
                  General Dynamics Corp. Call
              72  @ 100 due Nov 04                                     (27,360)
             144  @ 100 due Jan 05                                     (76,320)
             144  @ 105 due Feb 05                                     (48,960)
                                                                 ---------------
                                                                      (152,640)
                                                                 ---------------
                  General Electric Company Call
             280  @ 35 due Dec 04                                      (11,200)
           1,945  @ 35 due Jan 05                                     (116,700)
           1,050  @ 35 due Mar 05                                      (94,500)
                                                                 ---------------
                                                                      (222,400)
                                                                 ---------------
                  Goldman Sachs Group, Inc. Call
             120  @ 90 due Oct 04                                      (42,000)
             470  @ 95 due Jan 05                                     (150,400)
             180  @ 95 due Apr 05                                      (88,200)
                                                                 ---------------
                                                                      (280,600)
                                                                 ---------------
                  Harley-Davidson, Inc. Call
             150  @ 65 due Nov 04                                       (6,000)
             300  @ 65 due Jan 05                                      (34,500)
             300  @ 65 due Feb 05                                      (48,000)
                                                                 ---------------
                                                                       (88,500)
                                                                 ---------------
                  Harrah's Entertainment, Inc. Call
             285  @ 50 due Nov 04                                      (96,900)
             285  @ 50 due Jan 05                                     (119,700)
             135  @ 55 due Jan 05                                      (20,250)
                                                                 ---------------
                                                                      (236,850)
                                                                 ---------------
                  Hewlett-Packard Company Call
             300  @ 17.5 due Nov 04                                    (54,000)
             600  @ 17.5 due Jan 05                                   (120,000)
             600  @ 20 due Feb 05                                      (51,000)
                                                                 ---------------
                                                                      (225,000)
                                                                 ---------------
                  Intel Corp. Call
             560  @ 22.5 due Oct 04                                     (2,800)
           1,390  @ 22.5 due Jan 05                                    (83,400)
             830  @ 25 due Apr 05                                      (37,350)
                                                                 ---------------
                                                                      (123,550)
                                                                 ---------------
                  International Game Technology Call
           1,410  @ 35 due Jan 05                                     (465,300)
             535  @ 35 due Apr 05                                     (214,000)
                                                                 ---------------
                                                                      (679,300)
                                                                 ---------------
                  Kinder Morgan, Inc. Call
             175  @ 60 due Nov 04                                      (49,875)
             345  @ 65 due Jan 05                                      (37,950)
             175  @ 65 due Feb 05                                      (22,750)
                                                                 ---------------
                                                                      (110,575)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  Lennar Corp. Call
             140  @ 50 due Nov 04                                $     (15,400)
             372  @ 50 due Jan 05                                      (81,840)
             280  @ 52.5 due Jan 05                                    (37,800)
                                                                 ---------------
                                                                      (135,040)
                                                                 ---------------
                  Lowe's Companies, Inc. Call
             490  @ 55 due Jan 05                                     (132,300)
             210  @ 55 due Apr 05                                      (84,000)
                                                                 ---------------
                                                                      (216,300)
                                                                 ---------------
                  MBNA Corp. Call
             945  @ 25 due Dec 04                                     (108,675)
           2,140  @ 25 due Jan 05                                     (299,600)
           1,665  @ 25 due Mar 05                                     (291,375)
                                                                 ---------------
                                                                      (699,650)
                                                                 ---------------
                  Medtronic Inc. Call
             215  @ 50 due Jan 05                                      (75,250)
             435  @ 55 due May 05                                      (84,825)
                                                                 ---------------
                                                                      (160,075)
                                                                 ---------------
                  Merrill Lynch & Company, Inc. Call
             395  @ 50 due Oct 04                                      (35,550)
             185  @ 50 due Nov 04                                      (27,750)
             985  @ 55 due Jan 05                                      (73,875)
             590  @ 55 due Apr 05                                      (85,550)
                                                                 ---------------
                                                                      (222,725)
                                                                 ---------------
                  MGIC Investment Corp. Call
             120  @ 65 due Dec 04                                      (49,200)
             320  @ 70 due Dec 04                                      (52,800)
             250  @ 75 due Mar 05                                      (37,500)
                                                                 ---------------
                                                                      (139,500)
                                                                 ---------------
                  Micron Technology, Inc. Call
             500  @ 13 due Nov 04                                      (12,500)
           1,200  @ 11 due Jan 05                                     (204,000)
             250  @ 12.5 due Jan 05                                    (22,500)
             700  @ 13 due Apr 05                                      (70,000)
                                                                 ---------------
                                                                      (309,000)
                                                                 ---------------
                  Nextel Communications, Inc. Call
             455  @ 22.5 due Nov 04                                    (95,550)
             920  @ 25 due Jan 05                                     (119,600)
           1,390  @ 25 due Feb 05                                     (208,500)
                                                                 ---------------
                                                                      (423,650)
                                                                 ---------------
                  NIKE, Inc. Call
             390  @ 75 due Jan 05                                     (230,100)
             160  @ 80 due Jan 05                                      (49,600)
             230  @ 80 due Apr 05                                     (101,200)
                                                                 ---------------
                                                                      (380,900)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                     ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  Nordstrom, Inc. Call
             767  @ 40 due Jan 05                                $    (138,060)
             230  @ 40 due Apr 05                                      (62,100)
             150  @ 45 due Apr 05                                      (18,750)
                                                                 ---------------
                                                                      (218,910)
                                                                 ---------------
                  Occidental Petroleum Corp. Call
             465  @ 55 due Jan 05                                     (139,500)
             300  @ 55 due Feb 05                                     (105,000)
                                                                 ---------------
                                                                      (244,500)
                                                                 ---------------
                  Peoplesoft, Inc. Call
             500  @ 20 due Oct 04                                      (17,500)
           1,300  @ 20 due Jan 05                                     (175,500)
                                                                 ---------------
                                                                      (193,000)
                                                                 ---------------
                  Pfizer, Inc. Call
             450  @ 32.5 due Oct 04                                     (6,750)
              75  @ 30 due Nov 04                                      (10,500)
           1,025  @ 32.5 due Dec 04                                    (51,250)
              75  @ 30 due Jan 05                                      (14,625)
             800  @ 35 due Mar 05                                      (40,000)
                                                                 ---------------
                                                                      (123,125)
                                                                 ---------------
                  Phelps Dodge Corp. Call
             215  @ 80 due Jan 05                                     (316,050)
              85  @ 90 due Jan 05                                      (72,250)
             130  @ 80 due Apr 05                                     (214,500)
              73  @ 90 due Apr 05                                      (75,920)
                                                                 ---------------
                                                                      (678,720)
                                                                 ---------------
                  QUALCOMM, Inc. Call
             275  @ 37.5 due Oct 04                                    (52,250)
             685  @ 37.5 due Jan 05                                   (246,600)
             410  @ 40 due April 05                                   (135,300)
                                                                 ---------------
                                                                      (434,150)
                                                                 ---------------
                  Quest Diagnostics, Inc. Call
             160  @ 85 due Nov 04                                      (72,000)
             160  @ 90 due Jan 05                                      (49,600)
             320  @ 90 due Feb 05                                     (118,400)
                                                                 ---------------
                                                                      (240,000)
                                                                 ---------------
                  Symantec Corp. Call
             790  @ 50 due Jan 05                                     (529,300)
             335  @ 50 due Apr 05                                     (274,700)
                                                                 ---------------
                                                                      (804,000)
                                                                 ---------------
                  Texas Instruments, Inc. Call
             625  @ 22.5 due Jan 05                                    (84,375)
             760  @ 22.5 due Apr 05                                   (167,200)
             900  @ 25 due Apr 05                                      (94,500)
                                                                 ---------------
                                                                      (346,075)
                                                                 ---------------

Portfolio of Investments
September 30, 2004 (Unaudited)

    NUMBER OF                                                           MARKET
    CONTRACTS                                                            VALUE
   ------------                                                       ----------
CALL OPTIONS WRITTEN - (CONTINUED)
                  The Home Depot, Inc. Call
             325  @ 37.5 due Nov 04                              $     (78,000)
             640  @ 37.5 due Jan 05                                   (185,600)
             640  @ 40 due Feb 05                                     (115,200)
                                                                 ---------------
                                                                      (378,800)
                                                                 ---------------
                  Tyco International Ltd. Call
             450  @ 32.5 due Oct 04                                     (2,250)
           1,475  @ 32.5 due Jan 05                                   (110,625)
             675  @ 35 due Apr 05                                      (47,250)
                                                                 ---------------
                                                                      (160,125)
                                                                 ---------------
                  United States Steel Corp. Call
             150  @ 35 due Oct 04                                      (48,000)
             370  @ 35 due Jan 05                                     (188,700)
             215  @ 35 due Apr 05                                     (131,150)
                                                                 ---------------
                                                                      (367,850)
                                                                 ---------------
                  United Technologies Corp. Call
             135  @ 95 due Oct 04                                       (7,425)
             335  @ 95 due Nov 04                                      (65,325)
             200  @ 100 due Feb 05                                     (36,000)
                                                                 ---------------
                                                                      (108,750)
                                                                 ---------------
                  UnitedHealth Group, Inc. Call
             725  @ 70 due Dec 04                                     (384,250)
             320  @ 75 due Jan 05                                      (92,800)
             565  @ 70 due Mar 05                                     (389,850)
                                                                 ---------------
                                                                      (866,900)
                                                                 ---------------
                  Verizon Communications, Inc. Call
             340  @ 40 due Oct 04                                       (8,500)
             850  @ 40 due Jan 05                                      (97,750)
             500  @ 42.5 due Apr 05                                    (37,500)
                                                                 ---------------
                                                                      (143,750)
                                                                 ---------------
                  Wachovia Corp. Call
             260  @ 47.5 due Oct 04                                     (7,800)
             645  @ 47.5 due Jan 05                                    (83,850)
             385  @ 47.5 due Apr 05                                    (67,375)
                                                                 ---------------
                                                                      (159,025)
                                                                 ---------------
                  Washington Mutual, Inc. Call
             255  @ 40 due Oct 04                                       (5,100)
             635  @ 40 due Jan 05                                      (76,200)
             380  @ 40 due Apr 05                                      (66,500)
                                                                 ---------------
                                                                      (147,800)
                                                                 ---------------
                  Zimmer Holdings, Inc. Call
              95  @ 80 due Nov 04                                      (27,075)
             210  @ 75 due Dec 04                                     (138,600)
             165  @ 75 due Mar 05                                     (141,900)
                                                                 ---------------
                                                                      (307,575)
                                                                 ---------------
                  TOTAL CALL OPTIONS WRITTEN                       (19,614,615)
                                                                 ---------------
                  (Premiums received $18,065,657)

            First Trust/Fiduciary Asset Management Covered Call Fund
                         September 30, 2004 (Unaudited)


1.       VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its Common Shares daily, as of 4:15 p.m. Eastern Time, every day on which the New York Stock Exchange is open. Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which it is principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

OPTION CONTRACTS:

Covered Call Options. When the Fund purchases equity securities, it will simultaneously write (sell) covered call options on substantially all of such equity securities. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered call options. By writing (selling) call options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Call options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of call options may also be adversely affected if the market for the options becomes less liquid or smaller.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

            First Trust/Fiduciary Asset Management Covered Call Fund
                   September 30, 2004 (Continued) (Unaudited)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.       UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2004, net unrealized appreciation for Federal tax purposes was $9,535,006 consisting of $12,895,292 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $3,360,286 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman of the Board
                           and Trustee
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman of the Board
                           and Trustee
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.